Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019,000,000
Changes during the period	0
At the end of the current year	2,019,000,000	2,019,000,000
Ordinary shares	2,019,000,000	2,019,000,000
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736	$ 1,736
Changes during the period	$ 95	$ 81	$ 385
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	1,737,000,000
Ordinary shares	1,737,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	282,050,690	282,107,042
At the end of the previous year	38,200,000
Changes during the period	(2,800,000)
At the end of the current year	35,500,000	38,200,000
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (4,366)
Changes during the period	(193)
At the end of the current year	(4,559)	$ (4,366)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(3,994)
Changes during the period	289	917	$ 1,359
At the end of the current year	$ (3,706)	$ (3,994)